Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment securities available for sale	$ 95,283	$ 114,376
US Government Agencies Debt Securities [Member]
Investment securities available for sale	8,719	10,236
US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale	67,429	81,223
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale	18,510	20,069
Debt Securities [Member]
Investment securities available for sale	94,658	113,237
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale		1,709
Equity Securities In Financial Institutions [Member]
Investment securities available for sale	625	1,139
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Investment securities available for sale
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale	95,283	114,376
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale	8,719	10,236
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale	67,429	81,223
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale	18,510	20,069
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale	94,658	113,237
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale		1,709
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Investment securities available for sale	625	1,139
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member]
Investment securities available for sale
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities In Financial Institutions [Member]
Investment securities available for sale